Consolidated Balance Sheets - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 218,332	$ 60,899	$ 131,656
Accounts Receivable	179,233	176,844	228,890
Prepaid expense	163,492	48,640	542,800
Inventory	687,830	681,709	805,845
Inventory deposits	76,685	141,164	91,641
Total Current Assets	1,325,572	1,109,256	1,800,832
Property and Equipment, net	1,799	5,266	66,990
OTHER ASSETS:
Lease Deposit		6,841	6,841
Investment
Total Other Assets		6,841	6,841
TOTAL ASSETS	1,327,371	1,121,363	1,874,663
CURRENT LIABILITIES:
Accounts payable and accrued expense	739,793	540,168	684,126
Accrued Interest – Convertible Debenture – Related Party	287,620	603,471	303,860
Loan – Officer - Related party	6,526	4,526	4,496
Loan – Working Capital, net of discounts of $1,375,608 and $777,610	3,617,514	4,672,096	3,595,561
Loans - Nonrelated parties	12,939	15,649	25,746
Total Current Liabilities	4,664,392	5,835,910	4,613,789
Convertible Debenture –Related party, net of discounts of $2,110 and $47,110		297,890	207,890
TOTAL LIABILITIES	4,664,392	6,133,800	4,821,679
STOCKHOLDERS’ EQUITY (DEFICIT):
Preferred stock, value
Common stock, value	120,508	72,808	43,062
Additional paid in capital	22,302,897	15,785,468	11,899,553
Accumulated deficit	25,760,803	(20,870,713)	(14,889,631)
TOTAL STOCKHOLDERS’ EQUITY (DEFICIT)	(3,337,021)	(5,012,437)	(2,947,016)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)	1,327,371	1,121,363	$ 1,874,663
Preferred Class A [Member]
STOCKHOLDERS’ EQUITY (DEFICIT):
Preferred stock, value	100
Preferred Class B [Member]
STOCKHOLDERS’ EQUITY (DEFICIT):
Preferred stock, value	$ 277